Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016		4,000,000	4,000,000	2,000,000	90,424,881
Balance at Dec. 31, 2016					$ 9	$ 1,057,423	$ (14,424)	$ 31,416	$ 1,074,424
Net income:								72,876	72,876
- Issuance of common stock (Notes 3 and 14) (in shares)					17,781,104
- Issuance of common stock (Notes 3 and 14)					$ 2	118,663			118,665
- Issuance of common stock-expenses (Notes 3 and 14)						(312)			(312)
- Dividends - Common stock (Note 14)								(39,506)	(39,506)
- Dividends - Preferred stock (Note 14)								(21,063)	(21,063)
- Other comprehensive income (loss)							13,455		13,455
Balance (in shares) at Dec. 31, 2017		4,000,000	4,000,000	2,000,000	108,205,985
Balance at Dec. 31, 2017					$ 11	1,175,774	(969)	43,723	1,218,539
Net income:								67,239	67,239
- Issuance of common stock (Notes 3 and 14) (in shares)					4,258,245
- Issuance of common stock (Notes 3 and 14)						26,842			26,842
- Dividends - Common stock (Note 14)								(43,936)	(43,936)
- Dividends - Preferred stock (Note 14)								(28,292)	(28,292)
- Other comprehensive income (loss)							5,508		5,508
- Preferred stock Series E issuance (Note 14) (in shares)	4,600,000
- Preferred stock Series E issuance (Note 14)						111,614			111,614
- Preferred stock Series E expenses (Note 14)						(390)			(390)
Balance (in shares) at Dec. 31, 2018	4,600,000	4,000,000	4,000,000	2,000,000	112,464,230
Balance at Dec. 31, 2018					$ 11	1,313,840	4,539	38,734	1,357,124
Net income:								98,999	98,999
- Issuance of common stock (Notes 3 and 14) (in shares)					6,668,466
- Issuance of common stock (Notes 3 and 14)					$ 1	37,512			37,513
- Dividends - Common stock (Note 14)								(45,887)	(45,887)
- Dividends - Preferred stock (Note 14)								(31,268)	(31,268)
- Other comprehensive income (loss)							(5,753)		(5,753)
Balance (in shares) at Dec. 31, 2019	4,600,000	4,000,000	4,000,000	2,000,000	119,132,696
Balance at Dec. 31, 2019					$ 12	$ 1,351,352	$ (1,214)	$ 60,578	$ 1,410,728